Annual Total Returns- JPMorgan SmartRetirement 2025 Fund (A C I Shares) [BarChart] - A C I Shares - JPMorgan SmartRetirement 2025 Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(2.65%)	15.83%	16.84%	7.15%	(1.18%)	5.88%	15.99%	(6.82%)	18.16%	11.48%